Fair value measurements - Schedule of Level 3 Restricted Sponsor Shares and Price Adjustment Shares (Details) - Level 3 - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Restricted sponsor shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Number of shares (in shares)	7,500,000	7,500,000
Remaining exercise period	5 years 7 months 28 days	6 years 7 months 28 days
Restricted sponsor shares | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share price (in usd per share)	$ 12.5	$ 12.5
Share value (in usd per share)	1.17	3.69
Restricted sponsor shares | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share price (in usd per share)	30.0	30.0
Share value (in usd per share)	$ 2.63	$ 6.61
Price adjustment shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Number of shares (in shares)	15,000,000	15,000,000
Remaining exercise period	3 years 7 months 28 days	4 years 7 months 28 days
Price adjustment shares | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share price (in usd per share)	$ 12.5	$ 12.5
Share value (in usd per share)	1.32	4.42
Price adjustment shares | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share price (in usd per share)	17.5	17.5
Share value (in usd per share)	$ 2.0	$ 5.92